Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Significant accounting policies
Cash and cash equivalents:
(a)	Cash and cash equivalents:

Cash consists of cash on hand and at the bank. The Company considers cash equivalents to be short-term highly liquid investments with original maturities of three months or less.

Income taxes:
(b)	Income taxes:

Tax provisions are based on enacted or substantively enacted laws. Changes in those laws could affect amounts recognized in the period of the change and future periods. In periods of rate change, the Company estimates the period of anticipated reversal of the associated deferred income tax liability to determine the appropriate tax rate to apply to temporary differences. Deferred income tax assets are recognized to the extent future recovery is probable in management’s judgment. Deferred income tax assets are reduced to the extent that it is not probable that sufficient taxable earnings will be available to allow all or part of the asset to be recovered. Deferred income tax liabilities are recognized when it is considered probable that temporary differences will be payable to tax authorities in future periods. Income tax filings are subject to audits and reassessments and changes in facts, circumstances and interpretations of the standards may result in a material increase or decrease in the Company’s provision for income taxes.

Financial instruments:
(c)	Financial instruments:

Financial assets and financial liabilities are recognized on the Company’s statements of financial position when the Company has become a party to the contractual provisions of the instrument. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership. The Company’s financial assets consist of cash, accounts receivable, and related party receivables, which are initially recorded at fair value and subsequently measured at amortized cost using the effective interest rate (“EIR”) method.

Financial liabilities consisting of accounts payable and accrued expenses are initially recorded at fair value and subsequently measured at amortized cost, unless they are required to be measured at fair value through profit or loss (“FVPTL”) or the Company has opted to measure the financial liability at FVPTL.

The Company’s financial assets which are subject to credit risk include cash, accounts receivable, and related party receivables. At December 31, 2025 and December 31, 2024, the Company determined that the expected credit losses on its financial assets were nominal. There was no impairment losses recognized on financial assets during the years ended December 31, 2025 and 2024.

Fair Value Measurements:
(d)	Fair Value Measurements:

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

A number of the Company’s accounting policies and disclosures require the determination of fair value, for both financial and non-financial assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following methods. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.

The fair value of royalty assets recognized in an asset acquisition is based on the estimated fair value of the consideration paid unless the estimated fair value of the acquired assets is considered more reliable. Changes in any of the assumptions or estimates used in determining the fair value of acquired assets and liabilities could impact the amounts assigned to assets and liabilities. As part of the impairment and impairment reversal analysis, the fair value of royalty assets is the estimated amount for which royalty assets could be exchanged on the acquisition date between a willing buyer and a willing seller in an arm’s length transaction after proper marketing wherein the parties had each acted knowledgeably, prudently and with compulsion. The fair value of royalty assets that are acquired or distributed to shareholders is estimated with reference to the cash flow multiples from production based on cash flow multiples of the same or similar assets, and/or are based on estimates of the discounted future cash flows from proved and probable metals and mineral reserves.

The fair value of financial instruments that are not traded in an active market is determined using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2 of the fair value hierarchy. If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3 of the fair value hierarchy.

There were no transfers of financial assets between level 1, level 2, and level 3 fair value hierarchy classification. There were no level 3 financial instruments for the years ended December 31, 2025 and 2024.

Revenue Recognition:
(e)	Revenue Recognition:

The Company receives royalties when the commodities (metals, minerals, oil or gas) are processed by the project operator at the property on which the royalty is held. The Company has determined that the customer is the project operator and recognizes revenue when the commodities are processed. The transfer of control occurs when the project operator delivers the quarterly royalty statement to the Company, and at that point, the Company has an unconditional right to payment under the royalty agreement. The Company has determined that each unit of a commodity that is processed under a royalty arrangement or streaming interest is a performance obligation for the delivery of a good that is separate from each other unit of the commodity that is processed under the same arrangement. In accordance with IFRS 15, the Company recognizes revenue at the point in time when the commodities are processed in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those commodities.

Royalty revenue is measured based on the consideration received or receivable when management can reliably estimate the amount, pursuant to the terms of the royalty agreements. An accrual is included in revenue and accounts receivable for amounts not received at the reporting date based on available information. Differences between the estimates and actual amounts received are adjusted and recorded in the period when the actual amounts are received.

Royalty and Streaming Interests:
(f)	Royalty and Streaming Interests:

Royalty and streaming interests consist of acquired royalty agreements for which settlement is called for in the payment of royalties. These interests are recorded at cost. They are subsequently measured at cost less accumulated depletion and accumulated impairment losses, if any. All costs directly associated with royalty interests are capitalized on an asset-by-asset basis.

Depletion:

Royalty and streaming interests are not depleted until production commences. Each asset is depleted using the unit-of-production method based on proved plus probable reserves as determined by external independent qualified reserves evaluators. This depletion calculation includes actual production in the period and total estimated proved plus probable reserves attributable to the assets being depleted. Relative volumes of proved plus probable natural gas reserves and production are converted at the energy equivalent conversion ratio of six thousand cubic feet of natural gas to one barrel of oil.

Impairment:

The carrying values of royalty and streaming interests are reviewed at each reporting date for indicators that the carrying value of an asset exceeds its recoverable amount. If indicators of impairment exist, the recoverable amount of the asset is estimated. If the carrying value of the asset exceeds the recoverable amount, the asset is written down with an impairment recognized in net earnings. The recoverable amount of an asset is the greater of its fair value less costs of disposal or its value in use. Fair value less costs of disposal is the amount obtainable from the sale of assets in arms length transactions less costs of disposal. Reversals of impairments are recognized when there has been a subsequent increase in the recoverable amount. In this event, the carrying amount of the asset is increased to its revised recoverable amount with an impairment reversal recognized in net earnings. The recoverable amount is limited to the original carrying amount less accumulated depletion as if no impairment had been recognized for the asset for prior periods. After such a reversal, the depletion expense is adjusted in future periods to allocate the asset’s revised carrying amount, less any residual value, on a systematic basis over its remaining useful life.

The Company groups its gross-overriding royalty (“GORR”) into cash generating units (“CGUs”) for the purpose of evaluating the carrying value of its metals, minerals, petroleum and natural gas interests. The recoverable amounts were determined using fair value less cost to sell. The estimated recoverable amount of the Company’s assets involved certain significant estimates including the future cash flows expected to be derived from each CGU and the discount rate. The significant assumptions used by the Company in determining the future cash flow estimates related to future royalty production and future realized commodity prices. This represents a level 3 fair value measurement on the fair value hierarchy. Changes in any of the significant estimates and assumptions, such as a downward revision in future royalty production, a decrease in future realized commodity prices, or an increase in the discount rate would have decreased the recoverable amounts of assets and any impairment charges would affect operating results. The other key assumptions used in determining the recoverable amount included the future cash flows using a market discount rate.

As of December 31, 2025 and 2024 there were no indicators of impairment.

Share-based compensation:
(g)	Share-based compensation:

The Company issues share-based awards to executives, non-employees and service providers in the form of stock option awards, RSUs and PSUs. The Company estimated the fair value of its common shares at each grant date based upon sales of the Company’s common shares.

The Company estimates the fair value of its stock options using the Black-Scholes option pricing model, which uses as inputs the fair value of the Company’s common shares, and certain management estimates, including the expected stock price volatility, the expected term of the award, the risk-free rate, the expected dividends, and the expected forfeiture rate. Expected volatility is calculated based on reported volatility data for a representative group of publicly traded companies for which historical information is available. The Company selects companies with comparable characteristics with historical share price information that approximates the expected term of the share-based awards. The Company computes the historical volatility data using the daily closing prices for the selected companies’ shares during the equivalent period that approximates the calculated expected term of the stock options. The Company will continue to apply this method until a sufficient amount of historical information regarding the volatility of its stock price becomes available. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant commensurate with the expected term assumption. The expected term is based on the Company’s best estimate. The expected dividend yield is assumed to be zero as the Company had no current plans to pay any dividends on common stock as of grant date.

The Company estimates the fair value of RSUs based on the fair value of the underlying shares. The Company estimates the fair value of PSUs using a Monte Carlo simulation for market-based performance conditions, and a probability adjusted value for non-market-based performance conditions. The Company recognizes a share-based compensation expense with a corresponding change in contributed surplus over the vesting period.

The fair value of share-based awards issued to non-employees is based on the fair value of the goods or services received if it can be estimated reliably, otherwise it is based on the fair value of the stock options, RSUs and PSUs granted.

The Company generally issues stock options and RSUs that are subject to service-based vesting conditions, and PSUs that are subject to service-based and performance-based vesting conditions. Compensation expense for share-based awards issued to employees with service-based vesting conditions are recognized on an accelerated attribution method based on the grant date fair value over the associated requisite service. Compensation expense for share-based awards issued to non-employees is recognized as the goods are provided or ratably over the service period.

The Company evaluates whether a share-based award should be classified and accounted for as a liability award or equity award for all share-based compensation awards granted. As of December 31, 2025 and 2024, all of the Company’s share-based awards were equity classified. Stock options and RSUs that have a net-shares settlement feature for withholding tax obligations are classified in their entirety as equity-settled. Forfeitures are estimated based on past forfeitures and future expectations and are adjusted for actual forfeitures.

Income / (Loss) per share:
(h)	Income / (Loss) per share:

Basic income / (loss) per share is calculated by dividing the income / (loss) attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted income / (loss) per share is determined by adjusting the income / (loss) attributable to common shareholders and the weighted average number of common share outstanding for the effects of dilutive instruments such as stock options, RSUs and PSUs.

For the year ended December 31, 2025 and 2024, outstanding options, RSUs, PSUs, and shares potentially issuable under the contingent value right were excluded in the computation of diluted EPS due to being anti-dilutive.

Segments
(i)	Segments

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expense. The Company’s operating segments are components of the Company’s business for which discrete financial information is available and which are regularly reviewed by the Company chief operating decision maker, the Company’s Chief Executive Officer, to make decision about resources to be allocated to the segment and assess its performance.

Recent accounting pronouncements
(j)	Recent accounting pronouncements

Certain new accounting standards and interpretations have been published that are not mandatory for the current period and have not been early adopted. The amendments have an effective date of later than December 31, 2025, with earlier application permitted.

IFRS 18 — Presentation and Disclosure in Financial Statements

In April 2024, IFRS 18 was issued to achieve comparability of the financial performance of similar entities. The standard, which replaces IAS 1, impacts the presentation of primary financial statements and notes, including the statement of earnings where companies will be required to present separate categories of income and expense for operating, investing, and financing activities with prescribed subtotals for each new category. The standard will also require management-defined performance measures to be explained and included in a separate note within the consolidated financial statements. The standard is effective for reporting periods beginning on or after January 1, 2027, including interim financial statements, and requires retrospective application. The Company is currently assessing the impact of the new standard.

IFRS 9 — Financial Instruments and IFRS 7 — Financial Instruments: Disclosures

In May 2024, amendments to IFRS 9 and IFRS 7 were issued, which clarify the date of recognition and derecognition of certain financial assets and liabilities, and amended the requirements related to settling financial liabilities using an electronic payment system. The amendments also added disclosure requirements for financial instruments with contingent features that do not relate directly to basic lending risks and costs, and amended disclosures relating to equity instruments designated at fair value through other comprehensive income. These amendments are effective for annual reporting periods beginning on or after January 1, 2026. The Company is currently assessing the impact of the new standard.